CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 765,547,547	$ 107,825,117	¥ 699,244,375
Restricted cash	6,576,906	926,338	7,937,683
Short-term investments	417,711,617	58,833,451	186,031,572
Investments in equity securities	26,076,169	3,672,752	41,361,346
Accounts receivable, net of allowance of RMB8,840,708 and RMB3,532,016 (USD497,474) as of December 31, 2022 and 2023, respectively	123,887,879	17,449,243	134,916,930
Amounts due from related parties	¥ 19,928,781	$ 2,806,910	¥ 425,741,077
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 20,462,490	$ 2,882,081	¥ 21,920,802
Other current assets	117,047,122	16,485,741	115,762,697
Loans receivable, net	129,521,094	18,242,665	181,667,170
Total current assets	1,626,759,605	229,124,298	1,814,583,652
Amounts due from related parties	¥ 110,000,000	$ 15,493,176	¥ 112,360,000
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Restricted cash	¥ 19,476,259	$ 2,743,174	¥ 26,779,673
Long-term time deposits	63,340,000	8,921,252	130,000,000
Loans receivable, net	70,690,305	9,956,521	177,172,509
Property, plant and equipment, net	814,949,026	114,783,170	883,020,528
Intangible assets, net	117,720,693	16,580,613	159,686,705
Operating lease right-of-use assets	1,535,330,762	216,246,815	1,674,595,179
Goodwill	177,082,468	24,941,544	177,082,468
Long-term investments	184,758,800	26,022,733	176,854,460
Other assets	104,725,600	14,750,292	119,764,831
Deferred tax assets	241,965,360	34,080,108	231,995,274
TOTAL ASSETS	5,066,798,878	713,643,696	5,683,895,279
Current liabilities:
Short-term bank loans	116,800,000	16,450,936	156,300,000
Long-term bank loans, current portion	200,000	28,169	141,800,000
Accounts payable	73,126,677	10,299,677	123,577,770
Advance from customers	22,393,097	3,154,002	25,604,363
Amounts due to related parties	¥ 16,310,293	$ 2,297,257	¥ 21,717,203
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payable	¥ 86,332,096	$ 12,159,621	¥ 89,343,058
Deferred revenue	186,281,838	26,237,248	193,352,239
Operating lease liabilities, current	267,536,846	37,681,777	272,700,888
Accrued expenses and other current liabilities	459,832,717	64,766,083	439,762,393
Income tax payable	112,782,712	15,885,113	79,920,862
Total current liabilities	1,341,596,276	188,959,883	1,544,078,776
Operating lease liabilities, non-current	1,391,909,308	196,046,326	1,516,274,996
Deferred revenue, non-current	207,905,769	29,282,915	234,374,415
Long-term loans, non current portion	56,800,000	8,000,113	160,000,000
Other long-term liabilities	111,711,750	15,734,271	124,504,589
Deferred tax liabilities	94,716,495	13,340,539	92,713,768
Unrecognized tax benefits	382,125,785	53,821,291	353,555,843
Total liabilities	3,586,765,383	505,185,338	4,025,502,387
Commitments and contingencies
Shareholders' equity:
Treasury Stock	(36,677,832)	(5,165,965)	(16,971,057)
Additional paid-in capital	1,680,713,349	236,723,524	2,080,450,699
Accumulated losses	(568,339,799)	(80,048,986)	(817,544,056)
Accumulated other comprehensive income	28,401,282	4,000,237	27,732,104
Total GreenTree Hospitality Group Ltd.'s shareholders' equity	1,442,218,280	203,132,196	1,611,788,970
Noncontrolling interests	37,815,215	5,326,162	46,603,922
Total shareholders' equity	1,480,033,495	208,458,358	1,658,392,892
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,066,798,878	713,643,696	5,683,895,279
Class A ordinary shares
Shareholders' equity:
Ordinary shares, value	222,587,070	31,350,733	222,587,070
Class B ordinary shares
Shareholders' equity:
Ordinary shares, value	¥ 115,534,210	$ 16,272,653	¥ 115,534,210